Long-Term Debt (Pledged Assets Related to Secured Borrowings And Repurchase Agreement) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pledged Assets related to secured borrowings [Line Items]
Trading Securities Pledged as Collateral	$ 0	$ 27
Pledged Financial Instruments, Not Separately Reported, Other Debt Securities Available-for-sale or Held-for-investment	1,911	780
Pledged Financial Instruments, Not Separately Reported, Loans Receivable Pledged as Collateral	0	805
Pledged Assets, Mortgage assets held for investment	9,866	12,197
Pledged Assets, Investment in operating leases	6,058	4,555
Pledged Assets, Mortgage servicing rights	0	1,920
Pledged Assets, Not Separately Reported, Other	999	3,973
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position	67,997	78,500
Secured Debt	45,111	52,965
Short-term borrowings	7,461	7,680
Ally Bank [Member]
Pledged Assets related to secured borrowings [Line Items]
Trading Securities Pledged as Collateral	0	0
Pledged Financial Instruments, Not Separately Reported, Other Debt Securities Available-for-sale or Held-for-investment	1,911	780
Pledged Financial Instruments, Not Separately Reported, Loans Receivable Pledged as Collateral	0	0
Pledged Assets, Mortgage assets held for investment	9,866	11,188
Pledged Assets, Investment in operating leases	1,691	431
Pledged Assets, Mortgage servicing rights	0	1,286
Pledged Assets, Not Separately Reported, Other	272	1,816
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position	48,179	47,702
Secured Debt	29,162	25,533
Pledged assets for Federal Home Loan Bank [Member] | Ally Bank [Member]
Pledged Assets related to secured borrowings [Line Items]
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position	12,600	10,900
Pledged assets for Federal Reserve Bank [Member] | Ally Bank [Member]
Pledged Assets related to secured borrowings [Line Items]
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position	1,900	4,300
Secured Debt [Member]
Pledged Assets related to secured borrowings [Line Items]
Short-term borrowings	4,200	3,165
Consumer Loans Auto Financing Receivable [Member]
Pledged Assets related to secured borrowings [Line Items]
Pledged Assets, Not Separately Reported, Finance Receivables	29,557	33,888
Consumer Loans Auto Financing Receivable [Member] | Ally Bank [Member]
Pledged Assets related to secured borrowings [Line Items]
Pledged Assets, Not Separately Reported, Finance Receivables	14,833	17,320
Commercial Automobile [Member]
Pledged Assets related to secured borrowings [Line Items]
Pledged Assets, Not Separately Reported, Finance Receivables	19,606	20,355
Commercial Automobile [Member] | Ally Bank [Member]
Pledged Assets related to secured borrowings [Line Items]
Pledged Assets, Not Separately Reported, Finance Receivables	$ 19,606	$ 14,881